UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/12 - 06/30/13


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND ================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE HIGH YIELD MUNICIPAL BOND FUND =============


CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AF4
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


============= WELLS FARGO ADVANTAGE INTERMEDIATE TAX/AMT-FREE FUND =============


CHESTER CNTY PA INDL DEV AUTH REV

Ticker:                      Security ID:  165588CL6
Meeting Date: MAY 31, 2013   Meeting Type: Written Consent
Record Date:  APR 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Proposed Amendments         None      Abstain      Management


================ WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND ===================


CHESTER CNTY PA INDL DEV AUTH REV

Ticker:                      Security ID:  165588CM4
Meeting Date: MAY 31, 2013   Meeting Type: Written Consent
Record Date:  APR 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Proposed Amendments         None      Abstain      Management


============== WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=============== WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND ===============


CHESTER CNTY PA INDL DEV AUTH REV

Ticker:                      Security ID:  165588CL6
Meeting Date: MAY 31, 2013   Meeting Type: Written Consent
Record Date:  APR 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Proposed Amendments         None      Abstain      Management


--------------------------------------------------------------------------------

CHESTER CNTY PA INDL DEV AUTH REV

Ticker:                      Security ID:  165588CM4
Meeting Date: MAY 31, 2013   Meeting Type: Written Consent
Record Date:  APR 30, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Proposed Amendments         None      Abstain      Management


============= WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND =============


CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AF4
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


--------------------------------------------------------------------------------

CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AG2
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


============= WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND ==============


CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AE7
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


--------------------------------------------------------------------------------

CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AH0
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


========= WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND =========


CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AE7
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


--------------------------------------------------------------------------------

CENTRAL PLAINS ENERGY PROJ NEB GAS PROJ REV

Ticker:                      Security ID:  154871AF4
Meeting Date: APR 16, 2013   Meeting Type: Written Consent
Record Date:  MAR 15, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Approve the Proposed Amendments      None      For          Management
      Which is More Fully Described in the
      Consent Statement Dated March 18, 2013


================ WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: July 26, 2013



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.